Borrowings - Additional Information (Details)					6 Months Ended
	Jun. 25, 2025 USD ($) financialInstrument shares	May 02, 2024 USD ($) $ / shares shares	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CHF (SFr)	Jun. 30, 2025 USD ($)	Apr. 23, 2024 CHF (SFr)
Warrant Obligations, Tranche A | Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Initial fair value of liability		$ 656,000
Warrant Obligations, Tranche B | Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Initial fair value of liability	$ 474,000
Perceptive Credit Holdings IV, LP | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares		400,000
Price per share of shares available to purchase under warrant certificate (in dollars per share) | $ / shares		$ 4.9992
Perceptive Credit Holdings IV, LP | Ordinary Shares | Warrant Obligations, Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares		200,000
Perceptive Credit Holdings IV, LP | Ordinary Shares | Warrant Obligations, Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	200,000	200,000
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity		$ 50,000,000
Minimum amount of qualified cash required to be maintained under customary covenants		$ 3,000,000
Credit agreement maturity		5 years
Perceptive Credit Agreement | Term SOFR upon event default
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate adjustment		6.25%
Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity		$ 15,000,000
Drawdown on borrowings		15,000,000
Initial amortized cost		13,274,000
Transaction costs associated with loan		1,070,000
Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity		$ 35,000,000
Drawdown on borrowings	$ 35,000,000				$ 34,088,000
Number of separate financial instrument | financialInstrument	2
Effective interest rate	12.40%
Initial amortized cost	$ 34,088,000
Transaction costs associated with loan	$ 438,000
Existing Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Termination of existing borrowings			$ 5,500,000	SFr 5,000,000
New Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity			$ 100,000			SFr 100,000
Initial amortized cost					$ 0